Supplier Accounts Receivable and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
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Supplier Accounts Receivable and Other Current Liabilities
Note 14: Supplier Accounts Receivable and Other Current Liabilities
14.1 Supplier Accounts Payable and Related Payables
No discounting was performed on the supplier accounts payable and related payables to the extent that the amounts did not present payment terms longer than one year at the end of each fiscal year presented.
14.2 Other Current Liabilities

	2017	2018	2019
	(Amounts in thousands of Euros)
Social security	12,094	6,343	18,100
Tax liabilities	428	448	384
Other debts	440	1,354	510
Deferred revenues	2,789	4,360	3,204

Total	15,751	12,506	22,197

The other liabilities include the short-term debts to employees, as well as social welfare and tax agencies. Deferred revenues include subsidies, conditional advances and current part of deferred revenues from the collaboration agreement with Nestlé Health Science. The current part of deferred revenues from the collaboration agreement with Nestlé Health Science amounted to €3.2 million as of December 31, 2019.